CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Common stock, par value (in dollars per share)	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	180,000,000
Common stock, shares issued	27,704,340	25,523,216
Common stock, shares outstanding	27,704,340	25,523,216
Series C Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,200	1,200
Preferred stock, shares issued	1,020	1,200
Preferred stock, shares outstanding	1,020	1,200
Liquidation preference of series C and series D convertible preferred stock (in dollars)	$ 5,100
Series D Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	170	0
Preferred stock, shares outstanding	170	0
Liquidation preference of series C and series D convertible preferred stock (in dollars)	$ 850